S-K 1603(c) Fiduciary Duties to Other Companies	Apr. 29, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties: duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Timothy R. Ramdeen	Hudson Strategic Advisors	Investment banking and advisory platform	CEO
	Dharma Capital Advisors, LLC	Investment advisory firm	Managing Partner
Sukhvinder Gill	Sunkab Consultancy Services FZ LLC	Consulting company	Director
Gilbert H. Dunham, Jr.	A4 Partners, LLC	Growth equity fund	Partner
	March Capital Corporation	FINRA licensed broker-dealer	Representation
Individual	Entity	Entity’s Business	Affiliation
Mihir Dange	Vikasa Capital	Financial services platform	Managing Director
Andrew Oakley	Onconetix, Inc.	Commercial stage biotechnology Director	Director
	Virometix AG	Clinical stage biotechnology company	Director
	UNION Therapeutics	Clinical stage pharmaceutical development company	Director
Mattia Tomba	Alchemy Capital Solutions, LLC	Global investment and advisory firm	Managing Partner and Director
	Alchemy Investments Acquisition Corp 1	Blank check company	Co-CEO and Director